May 2, 2007

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, N.E.
Washington, DC 20549

Attention: Filings – Rule 497(j)

RE: Dreyfus Institutional Money Market Fund
1933 Act No.: 2-67061
1940 Act No.: 811-3025
CIK No.: 0000315783

Dear Sir/Ma'am:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of
Prospectus and Statement of Additional Information that would have been filed under paragraph
(b) or (c) of this section does not differ from that contained in the most recent amendment, Post-
Effective Amendment No. 41 to the Registration Statement, electronically filed with the
Securities and Exchange Commission on April 30, 2007.

Please address any comments or questions to the undersigned at (212) 922-6759.

Sincerely,

/s/ Alice Scott Quinn
Alice Scott Quinn
Paralegal

ASQ/